Income Taxes - Reconciliation of effective income tax rate (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of income tax [Abstract]
Earnings before taxes and non-controlling interest	$ 252,012	$ 182,512
Statutory Canadian income tax rate (percent)	27.00%	27.00%
Income tax expense based on above rates	$ 68,043	$ 49,278
Increase (decrease) due to:
Non-deductible expenditures	9,915	7,271
Foreign tax rate differences	16,179	2,507
Change in net deferred tax assets not recognized:
- Argentina exploration expenditures	(3,485)	3,117
- Other deferred tax assets	(61,280)	(11,211)
Effect of other taxes paid (mining and withholding)	22,545	21,307
Effect of foreign exchange on tax expense	18,598	(7,651)
Non-taxable impact of foreign exchange	(3,000)	4,158
Change in non-deductible portion of reclamation liabilities	8,605	8,207
Change in current tax expense estimated for prior years	0	(6,694)
Other	(563)	979
Income taxes expense	$ (75,557)	$ (71,268)
Effective income tax rate (percent)	29.98%	39.05%